OTHER ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS
Contract assets	$ 221.5	$ 204.9
Audiovisual Content	174.0	137.1
Contract costs	112.2	103.0
Other	74.8	48.4
Total other assets	$ 582.5	$ 493.4